Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income
Interest Income	$ 34,379	$ 50,716	$ 92,578
Expenses
Management Fee	555,153	666,918	1,087,604
Brokerage Commissions and Fees	45,810	60,362	73,742
Total expenses	600,963	727,280	1,161,346
Net investment income (loss)	(566,584)	(676,564)	(1,068,768)
Realized and Net Change in Unrealized Gain (Loss) on U.S. Treasury Obligations and Futures Contracts
Realized Gain (Loss) on United States Treasury Obligations	2,105	388	3,928
Futures	(656,883)	2,122,931	2,591,888
Net realized gain (loss)	(654,778)	2,123,319	2,595,816
Net Change in Unrealized Gain (Loss) on
United States Treasury Obligations	(1,167)	4,741	(9,169)
Futures	74,936	(671,666)	(1,505,576)
Net change in unrealized gain (loss)	73,769	(666,925)	(1,514,745)
Net realized and net change in unrealized gain (loss) on United States Treasury Obligations and Futures	(581,009)	1,456,394	1,081,071
Net Income (Loss)	$ (1,147,593)	$ 779,830	$ 12,303